State Street Bank and Trust Company

Fund Administration Legal Division

4 Copley Place, 5th floor

Boston, MA 02116

December 11, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	Nomura Partners Funds, Inc. (the “Corporation”)
File Nos.: 811-001090 and 033-13863

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of Corporation this letter as certification that the Prospectus and Statement of Additional Information for the High Yield Fund, a series of the Corporation, each dated December 10, 2012, do not differ from those contained in Post-Effective Amendment No. 46 to the Corporation’s Registration Statement on Form N-1A that was filed electronically via EDGAR on December 10, 2012 (Accession # 0001193125-12-496964).

If you have any questions, please contact me at (617) 662-1749.

Very truly yours,

/s/ Brian C. Poole

Brian C. Poole

Vice President and Senior Counsel